TAXES RECOVERABLE	12 Months Ended
Dec. 31, 2023
TAXES RECOVERABLE

6. TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	December 31, 2023	December 31, 2022
VAT recoverable	$3,231	$1,385
GST recoverable	20	25
Income taxes recoverable	3,329	2,327
	$6,580	$3,737